July 23, 2012

EDGAR

United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Form N-CSR
John Hancock Tax-Exempt Series Fund (the “Registrant”) on behalf of:
John Hancock Massachusetts Tax-Free Income Fund
John Hancock New York Tax-Free Income Fund

File Nos. 33-12947; 811-5079

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant’s Form N-CSR filing for the period ending May 31, 2012.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 663-4497.

Sincerely,

/s/ Salvatore Schiavone
Salvatore Schiavone
Treasurer